ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2005
Capital Unit [Line Items]
BACs Issue	11,777,706	11,777,706	11,777,706
BAC's Outstanding	11,736,806	11,754,506
Series 47 [Member]
Capital Unit [Line Items]
BACs Issue	3,478,334	3,478,334
BAC's Outstanding	3,467,934	3,473,634
Series 48 [Member]
Capital Unit [Line Items]
BACs Issue	2,299,372	2,299,372
BAC's Outstanding	2,284,372	2,291,372
Series 49 [Member]
Capital Unit [Line Items]
BACs Issue	6,000,000	6,000,000
BAC's Outstanding	5,984,500	5,989,500